Trade receivables - Trade receivables from closely monitored countries (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Total gross trade receivables	$ 1,438	$ 1,307
Provisions for doubtful trade receivables	(48)	(54)	$ (77)	$ (55)
Russia, Brazil, And Turkey [member]
Disclosure of geographical areas [line items]
Provisions for doubtful trade receivables	(13)	(16)
Not overdue [member]
Disclosure of geographical areas [line items]
Total gross trade receivables	1,135	1,018
Not overdue [member] | Russia, Brazil, And Turkey [member]
Disclosure of geographical areas [line items]
Total gross trade receivables	209	216
Past due for more than one year [member]
Disclosure of geographical areas [line items]
Total gross trade receivables	36	47
Past due for more than one year [member] | Russia, Brazil, And Turkey [member]
Disclosure of geographical areas [line items]
Total gross trade receivables	$ 10	$ 14